UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

State Street Bank & Trust Co., 0.25%, 6/28/10	$20,000	$20,000,000

Total Certificate of Deposit - 0.5%		20,000,000

Certificates of Deposit - Euro

Credit Industriel et Commercial, London, 0.38%, 2/26/10	40,000	40,000,311
Credit Industriel et Commercial, London, 0.40%, 3/18/10	35,000	35,000,233
Credit Industriel et Commercial, London, 0.40%, 4/16/10	25,000	25,000,534

Total Certificates of Deposit - Euro – 2.4%		100,001,078

Certificates of Deposit - Yankee (a)

Abbey National Treasury Services Plc, NY, 0.50%, 7/20/10 (b)	39,585	39,585,000
Abbey National Treasury Services Plc, NY, 0.25%, 11/17/10 (b)	35,000	35,000,000
BNP Paribas SA, NY, 0.42%, 2/03/10	30,000	30,000,000
BNP Paribas SA, NY, 0.21%, 2/08/10	50,000	50,000,000
BNP Paribas SA, NY, 0.22%, 2/23/10	30,000	30,000,000
BNP Paribas SA, NY, 0.23%, 3/15/10	25,000	25,000,000
BNP Paribas SA, NY, 0.22%, 3/31/10	25,000	25,000,000
BNP Paribas SA, NY, 0.24%, 5/10/10	50,000	50,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.32%, 3/31/10	20,000	20,000,169
Banco Bilbao Vizcaya Argentaria SA, NY, 0.25%, 7/12/10	25,000	25,000,566
Banco Bilbao Vizcaya Argentaria SA, NY, 0.32%, 12/13/10	15,100	15,100,000
Bank of Nova Scotia, Houston, 0.31%, 5/04/10	45,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 2/02/10	115,000	115,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.23%, 3/22/10	27,500	27,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.22%, 3/30/10	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.21%, 4/28/10	10,000	10,000,124
Barclays Bank Plc, NY, 0.65%, 2/26/10	78,000	78,000,000
Barclays Bank Plc, NY, 0.58%, 3/15/10	30,000	30,000,000
Barclays Bank Plc, NY, 0.57%, 3/19/10	10,000	10,000,000
Barclays Bank Plc, NY, 0.22%, 4/30/10	45,000	45,000,000

Certificates of Deposit - Yankee (a) (concluded)	Par (000)	Value

Deutsche Bank AG, NY, 0.19%, 4/08/10	$100,000	$100,000,000
Dexia Credit Local, NY, Guaranteed, 0.70%, 2/17/10 (b)	70,500	70,500,000
Lloyd’s TSB Bank Plc, NY, 0.21%, 3/10/10	67,000	67,000,000
Rabobank Nederland NV, NY, 0.40%, 2/05/10	40,000	40,000,000
Rabobank Nederland NV, NY, 0.23%, 1/10/11	21,050	21,050,000
Rabobank Nederland NV, NY, 0.23%, 1/13/11	35,000	35,000,000
Royal Bank of Scotland Plc, CT, 0.51%, 5/18/10	45,000	45,000,000
Royal Bank of Scotland Plc, CT, 0.36%, 7/21/10	50,000	50,000,000
Royal Bank of Scotland Plc, NY, 0.38%, 7/07/10	47,000	47,000,000
Societe Generale, NY, 0.26%, 6/07/10	50,000	50,000,000
Societe Generale, NY, 0.26%, 7/12/10	24,500	24,500,000
Societe Generale, NY, 0.26%, 7/23/10	22,000	22,000,000
Sumitomo Mitsui Banking Corp., NY, 0.20%, 4/20/10	25,000	25,000,000
Svenska Handelsbanken, NY, 0.20%, 3/22/10	24,000	24,000,173
Svenska Handelsbanken, NY, 0.19%, 4/13/10	20,000	20,000,205
Toronto-Dominion Bank, NY, 0.23%, 11/05/10	35,000	35,000,000
UBS AG, Stamford, 0.25%, 2/12/10	26,000	26,000,000
UBS AG, Stamford, 0.27%, 3/15/10	35,000	35,000,000
UniCredit SpA, NY, 0.35%, 2/22/10	55,000	55,000,000
UniCredit SpA, NY, 0.34%, 3/05/10	50,000	50,000,000
Westpac Banking Corp., NY, 0.28%, 10/19/10 (b)	26,380	26,380,000
Westpac Banking Corp., NY, 0.29%, 10/21/10 (b)	29,910	29,910,000

Total Certificates of Deposit – Yankee – 40.1%		1,653,526,237

Commercial Paper (c)

Antalis U.S. Funding Corp., 0.18%, 2/12/10	38,000	37,997,340

Portfolio Abbreviations

To simplify the listing of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
HFA	Housing Finance Agency
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

Retirement Reserves Money Fund of Retirement Series Trust	January 31, 2010	1

Schedule of Investments (continued)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Commercial Paper (c) (continued)	Par (000)	Value

Atlantis One Funding Corp., 0.25%, 2/26/10	$24,000	$23,995,333
Atlantis One Funding Corp., 0.22%, 3/04/10	15,000	14,996,883
Atlantis One Funding Corp., 0.22%, 3/08/10	10,000	9,997,678
Atlantis One Funding Corp., 0.21%, 3/12/10	20,000	19,995,100
Atlantis One Funding Corp., 0.21%, 4/08/10	58,000	57,976,655
Bank of Nova Scotia (Scotiabank), 0.12%, 2/01/10	1,500	1,499,985
CBA (Delaware) Finance Inc., 0.20%, 2/12/10	35,000	34,997,278
CAFCO LLC, 0.20%, 5/04/10	46,000	45,975,722
Cancara Asset Securitization LLC, 0.27%, 2/17/10	14,000	13,998,005
Citigroup Funding, Inc., 0.18%, 2/24/10	58,000	57,992,460
Clipper Receivables Co., LLC, 0.25%, 2/04/10	50,000	49,997,917
Clipper Receivables Co., LLC, 0.25%, 3/01/10	60,000	59,987,342
Deutsche Bank Financial LLC, 0.11%, 2/01/10	43,000	42,999,606
Dexia Bank (Delaware), 0.29%, 3/03/10	9,900	9,897,414
DnB NOR Bank ASA, 0.19%, 3/15/10	5,000	4,998,813
DnB NOR Bank ASA, 0.33%, 3/24/10	25,000	24,987,625
Fairway Finance Co., LLC, 0.22%, 3/08/10	34,034	34,026,097
Govco LLC, 0.23%, 3/16/10	2,000	1,999,412
Govco LLC, 0.23%, 3/22/10	16,000	15,994,684
Govco LLC, 0.21%, 4/08/10	31,000	30,987,522
ING (U.S.) Funding LLC, 0.22%, 2/08/10	41,000	40,997,494
ING (U.S.) Funding LLC, 0.18%, 3/05/10	20,000	19,996,500
JPMorgan Securities Inc., 0.25%, 7/14/10	35,000	34,959,653
Kitty Hawk Funding Corp., 0.22%, 2/02/10	45,000	44,998,900
Kitty Hawk Funding Corp., 0.22%, 2/03/10	24,000	23,999,267
LMA Americas LLC, 0.17%, 2/22/10	30,766	30,762,513
Liberty Street Funding LLC, 0.22%, 2/05/10	12,500	12,499,465
Manhattan Asset Funding Co., LLC, 0.20%, 3/08/10	22,000	21,995,356
Mont Blanc Capital Corp., 0.18%, 2/16/10	21,000	20,998,110
Nieuw Amsterdam Receivables Corp., 0.21%, 2/22/10	27,000	26,996,220
Scaldis Capital LLC, 0.25%, 2/23/10	7,700	7,698,663
Sheffield Receivables Corp., 0.21%, 3/11/10	5,000	4,998,804
Sheffield Receivables Corp., 0.22%, 5/21/10	23,000	22,984,258
Societe Generale North America Inc., 0.22%, 3/15/10	6,000	5,998,350
Societe Generale North America Inc., 0.24%, 3/16/10	35,000	34,989,490

Commercial Paper (c) (concluded)	Par (000)	Value

Societe Generale North America Inc., 0.24%, 4/06/10	$12,000	$11,994,640
Solitaire Funding LLC, 0.30%, 2/16/10	4,000	3,999,400
Solitaire Funding LLC, 0.20%, 2/25/10	12,000	11,998,200
Solitaire Funding LLC, 0.20% - 0.26%, 2/26/10	79,000	78,984,771
Starbird Funding Corp., 0.19%, 3/19/10	15,000	14,996,121
Thames Asset Global Securitization No. 1, Inc., 0.21%, 2/04/10	53,992	53,990,132
Ticonderoga Funding LLC, 0.16%, 2/18/10	50,000	49,995,556
Ticonderoga Funding LLC, 0.17%, 3/02/10	3,000	2,999,547
UniCredit SpA, 0.32%, 3/09/10	9,000	8,996,880
Westpac Trust Securities NZ Ltd., 0.35%, 11/05/10	40,500	40,500,000
Windmill Funding Corp., 0.21%, 3/08/10	17,000	16,996,232
Windmill Funding Corp., 0.24%, 3/15/10	8,000	7,997,600

Total Commercial Paper - 30.4%		1,253,620,993

Corporate Notes

Commonwealth Bank of Australia, 0.30%, 11/22/10 (b)(d)	26,000	26,000,000
HSBC Bank Middle East Ltd., 0.45%, 4/22/10 (b)	19,000	19,000,000
KBC Bank NV, NY, 0.99%, 3/01/10 (e)	32,240	32,240,000
Rabobank Nederland NV, 0.25%, 4/07/10 (d)(e)	64,400	64,400,000

Total Corporate Notes – 3.4%		141,640,000

Municipal Bonds

California Pollution Control Financing Authority, Refunding RB, VRDN,
Pacific Gas & Electric Co., Series E, 0.16%, 2/01/10 (e)	8,000	8,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B, 0.19%, 2/04/10 (e)	5,500	5,500,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C, 0.16%, 2/03/10 (e)	8,000	8,000,000
New York State HFA, Refunding RB, VRDN, Series L, 0.18%, 2/03/10 (e)	9,800	9,800,000
Palm Beach County School District, COP, Series B (AGM), 0.25%, 2/04/10	5,000	5,000,000

Total Municipal Bonds - 0.9%		36,300,000

2	Retirement Reserves Money Fund of Retirement Series Trust	January 31, 2010

Schedule of Investments (concluded)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Repurchase Agreement	Par (000)	Value

Deutsche Bank Securities, Inc., 0.11%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $2,747,025, collateralized by FHLB, 1.75% due 4/13/12, par and fair value of $2,785,000, $2,751,287, respectively)	$2,747	$2,747,000

Total Repurchase Agreement - 0.1%		2,747,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.23%, 8/05/10 (b)	33,555	33,548,704
Federal Home Loan Bank Variable Rate Notes, 0.68%, 2/05/10 (b)	34,720	34,720,000
Federal Home Loan Bank Variable Rate Notes, 0.77%, 2/26/10 (b)	36,380	36,380,000
Federal Home Loan Bank Variable Rate Notes, 0.10%, 7/09/10 (b)	64,770	64,764,265
Federal Home Loan Bank Variable Rate Notes, 0.20%, 10/08/10 (b)	41,000	40,991,478
Freddie Mac Discount Notes, 0.51%, 7/06/10 (c)	54,100	53,978,906
Freddie Mac Variable Rate Notes, 0.15%, 7/14/10 (b)	38,000	37,993,966
Freddie Mac Variable Rate Notes, 0.24%, 8/24/10 (b)	28,620	28,620,698
Freddie Mac Variable Rate Notes, 0.24%, 9/03/10 (b)	55,405	55,398,399
Freddie Mac Variable Rate Notes, 0.30%, 2/14/11 (b)	139,940	139,916,991
Freddie Mac Variable Rate Notes, 0.31%, 4/01/11 (b)	35,000	35,041,352
Freddie Mac Variable Rate Notes, 0.16%, 5/05/11 (b)	80,000	79,969,503

Total U.S. Government Sponsored Agency Obligations – 15.5%		641,324,262

U.S. Treasury Obligations (c)

U.S. Treasury Bills, 0.23%, 6/10/10	34,000	33,971,327
U.S. Treasury Bills, 0.25%, 6/17/10	38,000	37,963,319
U.S. Treasury Bills, 0.31% - 0.39%, 7/15/10	204,900	204,569,913
U.S. Treasury Bills, 0.47%, 7/29/10	11,500	11,472,825
U.S. Treasury Bills, 0.23% - 0.32%, 8/26/10	48,300	48,224,734

Total U.S. Treasury Obligations - 8.1%		336,202,118

Value

Total Investments (Cost – $4,185,361,688*) – 101.4%	$4,185,361,688
Liabilities in Excess of Other Assets – (1.4)%	(57,862,291)

Net Assets – 100.0%	$4,127,499,397

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$4,185,361,688
Level 3	—

Total	$4,185,361,688

[1] See above Schedule of Investments for values in each security type.

Retirement Reserves Money Fund of Retirement Series Trust	January 31, 2010	3

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 19, 2010